Organization and nature of business (Details Narrative) - USD ($)	2 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2024
Represents the information pertaining to Manzhouli Zhongxing Energy Technology Co., Ltd. [Member]
Transfer of equity interest in subsidiaries	100.00%
Zhejiang CN Energy. [Member]
Ownership interest (as a percent)		10.00%
Ownership interest held by non controlling owners		30.00%
Consideration Amount		$ 17,706,575
Issuance of ordinary shares for acquisition, amount		$ 18,373,771
Issuance of ordinary shares for acquisition, shares		8,819,520
Zhejiang CN Energy. [Member] | Represents the information pertaining to Hangzhou Forasen Technology Co., Ltd. [Member]
Transfer of equity interest in subsidiaries		100.00%
Represents the information pertaining to Manzhouli CN Energy. [Member]
Ownership interest (as a percent)		90.00%
Ownership interest held by non controlling owners		70.00%
CnEnergy Development [Member]
Ownership interest held by non controlling owners		100.00%
Issuance of Ordinary Shares, net of offering expenses (in shares)		10,000,000
CnEnergy Development [Member] | Represents the information pertaining to Hangzhou Forasen Technology Co., Ltd. [Member]
Transfer of equity interest in subsidiaries	100.00%
CnEnergy Development One [Member]
Transfer of equity interest in subsidiaries	60.00%